Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	THE UBS FUNDS
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 13, 2022
Document Effective Date	Jun. 13, 2022
Prospectus Date	Jun. 13, 2022
Class P2 Prospectus | UBS Multi Income Bond Fund | Class P2
Prospectus:
Trading Symbol	UTBTX
Class P2 Prospectus | UBS U.S. Small Cap Growth Fund | CLASS P2
Prospectus:
Trading Symbol	BIPTX
Class A & P Prospectus | UBS Multi Income Bond Fund | Class P
Prospectus:
Trading Symbol	UTBPX
Class A & P Prospectus | UBS Multi Income Bond Fund | Class A
Prospectus:
Trading Symbol	UTBAX